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                     PAUL, HASTINGS, JANOFSKY & WALKER LLP
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                               -----------------

                         ROBERT P. HASTINGS (1910-1996)
                                    COUNSEL
                                  LEE G. PAUL
                              LEONARD S. JANOFSKY
                               CHARLES M. WALKER


                               September 8, 1998


(415) 835-1809                                                      27287.86695
pcalcott@phjw.com


     Via EDGAR
     ---------

     Securities and Exchange Commission
     Judiciary Plaza
     450 Fifth Street, N.W.
     Washington, D.C. 20549
     ATTN: File Room

               Re:  The Montgomery Funds II
                          Montgomery Small Cap Systematic Value Fund
                          Montgomery Macro Cap Systematic Value Fund


     Dear Ladies and Gentleman:

               Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed via EDGAR in Post-Effective Amendment No. 36, filed by the Registrant on August 28, 1998.


                                  Truly yours,

                                  /s/ Paul C. Alcott

                                  Paul C. Alcott
                                  PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                  Paralegal